Cost Method Investment (Details Textual)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)
Cost Method Investment (Textual)
Total registered capital		$ 153,671,465	¥ 1,000,000,000
Commitment to invest of paid in capital, percentage	5.00%